Note 7 - Preferred Shares - Key Assumptions (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 16, 2017 USD ($) $ / shares	Aug. 31, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares
Series A preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share) | $ / shares		$ 12.56	$ 6.22
Series A preferred shares [member] | Monte Carlo assumptions [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)			310 days
Starting equity value (in millions of $) | $			$ 249.6
Volatility			68.00%
Series B preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share) | $ / shares		4.70	$ 5.92
Series B preferred shares [member] | Monte Carlo assumptions [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)			310 days
Starting equity value (in millions of $) | $			$ 249.6
Volatility			68.00%
Series C preferred shares [member]
Statement Line Items [Line Items]
Fair value of embedded derivative per share (in dollars per share) | $ / shares	$ 3.23	$ 3.12
Series C preferred shares [member] | PWERM assumptions [member]
Statement Line Items [Line Items]
Range of exit multiples		3.4
Time to exit (in years) (Year)	182 days
Series C preferred shares [member] | PWERM assumptions [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exit multiples	3.4
Series C preferred shares [member] | PWERM assumptions [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exit multiples	4.1
Series C preferred shares [member] | Monte Carlo assumptions [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)
Starting equity value (in millions of $) | $	$ 298.1
Volatility	74.00%
Series C preferred shares [member] | Monte Carlo assumptions [member] | Weighted average [member]
Statement Line Items [Line Items]
Time to exit (in years) (Year)	273 days